Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure (Additional Textual) [Abstract]
Current deferred tax assets	$ 18,789,000	$ 14,668,000
Long-term deferred tax assets	73,158,000	76,200,000
Current deferred tax liability	100,000	400,000
Long-term deferred tax liability	1,900,000	3,600,000
Deferred tax asset valuation allowance	13,087,000	14,453,000
Income tax provision on foreign earnings to be permanently reinvested outside US	0
Foreign earnings to be permanently reinvested outside US	199,000,000
Net operating loss carryforward asset	31,000,000
Unrecognized tax benefits	4,130,000	5,279,000	4,586,000
Unrecognized tax benefits period	12 months
Accrued for interest and penalties related to uncertain income tax	0
Discrete tax benefit	800,000
Maximum [Member]
Income Tax Disclosure (Textual) [Abstract]
statutory tax rate	25.00%
Minimum [Member]
Income Tax Disclosure (Textual) [Abstract]
statutory tax rate	15.00%
State and Local Jurisdiction [Member]
Income Tax Disclosure (Textual) [Abstract]
State net operating loss and credit carry forwards included in Valuation allowance	6,300,000
Decrease in Valuation allowance	1,400,000
Decrease associated with the expiration of certain state net operating loss	500,000
Foreign Tax Authority [Member]
Income Tax Disclosure (Textual) [Abstract]
Foreign tax credit carry forwards included in Valuation allowance	5,500,000
Foreign net operating losses included in Valuation allowance	1,300,000
Decrease associated the net change in NOLs associated with current year earnings	600,000
Valuation allowance related to Canada	$ 300,000